Company Information (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 21, 2023	Dec. 21, 2023	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 20, 2023
Incurred losses from operations			$ 7,354	$ 8,070	$ 22,278	$ 30,528	$ 37,693	$ 46,395
Cash Provided by (Used in) Operating Activity, Including Discontinued Operation					14,719	$ 5,600	10,113	18,388
Cash			2,142		2,142		3,273	266
Accumulated deficit			$ 183,361		$ 183,361		$ 150,588	$ 104,457
Gross proceeds	$ 21,014
Cash held in trust account	$ 1,264	$ 1,264
Common stock price per share			$ 1,200		$ 1,200				$ 0.10
Common Class A [Member]
Common stock price per share	$ 10.00	$ 10.00
Mobix Labs Inc [Member]
Private investment in public equity		$ 19,750